UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

RIVERBRIDGE GROWTH FUND
Investor Class (RIVRX)

Institutional Class (RIVBX)

RIVERBRIDGE ECO LEADERS® FUND

Investor Class (ECOLX)

Institutional Class (RIVEX)

SEMI-ANNUAL REPORT

MAY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds, if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 447-4470 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

RIVERBRIDGE FUNDS

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Expense Examples	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the Riverbridge Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.riverbridge.com

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	COMMUNICATION SERVICES — 3.4%
1,211	Alphabet, Inc. - Class A*	$1,735,993
1,211	Alphabet, Inc. - Class C*	1,730,422
5,353	Netflix, Inc.*	2,246,815
		5,713,230
	CONSUMER DISCRETIONARY — 10.5%
2,306	Amazon.com, Inc.*	5,632,105
20,573	Five Below, Inc.*	2,152,964
74,879	Gentex Corp.	1,979,801
42,163	Grand Canyon Education, Inc.*	4,114,687
48,239	Starbucks Corp.	3,762,160
		17,641,717
	HEALTH CARE — 21.5%
17,760	Amedisys, Inc.*	3,410,808
7,756	Chemed Corp.	3,711,324
22,596	Danaher Corp.	3,764,720
9,339	IDEXX Laboratories, Inc.*	2,884,630
18,717	Neogen Corp.*	1,333,025
44,742	Roche Holding A.G. - ADR[1]	1,939,566
27,685	Teladoc Health, Inc.*	4,818,851
11,322	UnitedHealth Group, Inc.	3,451,512
23,250	Veeva Systems, Inc. - Class A*	5,088,727
25,263	West Pharmaceutical Services, Inc.	5,457,818
		35,860,981
	INDUSTRIALS — 22.5%
25,829	A.O. Smith Corp.	1,226,877
9,603	CoStar Group, Inc.*	6,307,250
108,328	Fastenal Co.	4,469,613
75,016	Healthcare Services Group, Inc.	1,794,383
43,277	HEICO Corp.	4,360,590
49,148	IHS Markit Ltd.[1]	3,413,820
28,916	Proto Labs, Inc.*	3,653,537
90,891	Ritchie Bros Auctioneers, Inc.[1]	3,932,854
90,041	Rollins, Inc.	3,763,714
26,650	Verisk Analytics, Inc. - Class A	4,601,922
		37,524,560
	INFORMATION TECHNOLOGY — 35.6%
33,810	2U, Inc.*	1,233,051
31,613	Analog Devices, Inc.	3,570,688
13,950	ANSYS, Inc.*	3,947,850
42,788	Blackline, Inc.*	3,179,148
40,180	Fiserv, Inc.*	4,290,019

Riverbridge Growth Fund

SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
34,006	Globant S.A.*,1	$4,767,981
20,437	Guidewire Software, Inc.*	2,096,427
44,605	Microsoft Corp.	8,173,866
60,187	National Instruments Corp.	2,330,441
7,356	NVIDIA Corp.	2,611,527
16,695	Paycom Software, Inc.*	4,962,255
69,624	Pluralsight, Inc. - Class A*	1,450,268
26,064	salesforce.com, Inc.*	4,555,726
7,962	ServiceNow, Inc.*	3,088,699
17,018	Tyler Technologies, Inc.*	6,387,026
14,888	Visa, Inc. - Class A	2,906,733
		59,551,705
	MATERIALS — 4.9%
23,084	Ecolab, Inc.	4,907,197
10,453	International Flavors & Fragrances, Inc.	1,392,235
8,997	Linde PLC[1]	1,820,453
		8,119,885
	TOTAL COMMON STOCKS
	(Cost $99,873,685)	164,412,078
	SHORT-TERM INVESTMENTS — 1.3%
2,233,826	Fidelity Institutional Treasury Fund, 0.11%[2]	2,233,826
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,233,826)	2,233,826

	TOTAL INVESTMENTS — 99.7%
	(Cost $102,107,511)	166,645,904
	Other Assets Less Liabilities — 0.3%	436,191
	NET ASSETS — 100.0%	$167,082,095

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund
SUMMARY OF INVESTMENTS
As of May 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	35.6%
Industrials	22.5%
Health Care	21.5%
Consumer Discretionary	10.5%
Materials	4.9%
Communication Services	3.4%
Total Common Stocks	98.4%
Short-Term Investments	1.3%
Total Investments	99.7%
Other assets less liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	COMMUNICATION SERVICES — 3.1%
125	Alphabet, Inc. - Class A*	$179,190
316	Netflix, Inc.*	132,635
		311,825
	CONSUMER DISCRETIONARY — 10.5%
130	Amazon.com, Inc.*	317,508
1,041	Five Below, Inc.*	108,941
4,581	Gentex Corp.	121,122
2,763	Grand Canyon Education, Inc.*	269,641
3,142	Starbucks Corp.	245,044
		1,062,256
	HEALTH CARE — 21.0%
1,063	Amedisys, Inc.*	204,149
462	Chemed Corp.	221,072
1,351	Danaher Corp.	225,090
559	IDEXX Laboratories, Inc.*	172,664
1,237	Neogen Corp.*	88,099
2,990	Roche Holding A.G. - ADR[1]	129,617
1,642	Teladoc Health, Inc.*	285,807
678	UnitedHealth Group, Inc.	206,688
1,398	Veeva Systems, Inc. - Class A*	305,980
1,334	West Pharmaceutical Services, Inc.	288,197
		2,127,363
	INDUSTRIALS — 22.8%
1,539	A.O. Smith Corp.	73,103
598	CoStar Group, Inc.*	392,767
6,201	Fastenal Co.	255,853
3,449	Healthcare Services Group, Inc.	82,500
2,754	HEICO Corp.	277,493
3,330	IHS Markit Ltd.[1]	231,302
2,021	Proto Labs, Inc.*	255,353
5,694	Ritchie Bros Auctioneers, Inc.[1]	246,379
5,331	Rollins, Inc.	222,836
1,600	Verisk Analytics, Inc. - Class A	276,288
		2,313,874
	INFORMATION TECHNOLOGY — 35.0%
1,763	2U, Inc.*	64,297
1,891	Analog Devices, Inc.	213,588
927	ANSYS, Inc.*	262,341
2,613	Blackline, Inc.*	194,146
2,176	Fiserv, Inc.*	232,331
2,029	Globant S.A.*,1	284,486

Riverbridge Eco Leaders Fund

SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
1,193	Guidewire Software, Inc.*	$122,378
2,621	Microsoft Corp.	480,298
3,679	National Instruments Corp.	142,451
435	NVIDIA Corp.	154,434
999	Paycom Software, Inc.*	296,933
4,116	Pluralsight, Inc. - Class A*	85,736
1,611	salesforce.com, Inc.*	281,587
460	ServiceNow, Inc.*	178,448
1,019	Tyler Technologies, Inc.*	382,441
894	Visa, Inc. - Class A	174,544
		3,550,439
	MATERIALS — 4.7%
1,381	Ecolab, Inc.	293,573
623	International Flavors & Fragrances, Inc.	82,977
526	Linde PLC[1]	106,431
		482,981
	TOTAL COMMON STOCKS
	(Cost $7,529,251)	9,848,738
	SHORT-TERM INVESTMENTS — 2.2%
220,990	Fidelity Institutional Treasury Fund, 0.11%[2]	220,990
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $220,990)	220,990

	TOTAL INVESTMENTS — 99.3%
	(Cost $7,750,241)	10,069,728
	Other Assets Less Liabilities — 0.7%	70,602
	NET ASSETS — 100.0%	$10,140,330

ADR	American Depository Receipt
PLC	Public Limited Company

*	Non-income producing security.

[1]	Foreign security denominated in U.S. Dollars.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund
SUMMARY OF INVESTMENTS
As of May 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Information Technology	35.0%
Industrials	22.8%
Health Care	21.0%
Consumer Discretionary	10.5%
Materials	4.7%
Communication Services	3.1%
Total Common Stocks	97.1%
Short-Term Investments	2.2%
Total Investments	99.3%
Other assets less liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of May 31, 2020 (Unaudited)

	Growth Fund	Eco Leaders Fund
Assets:
Investments, at value (cost $102,107,511 and 7,750,241, respectively)	$166,645,904	$10,069,728
Cash	9,572	530
Receivables:
Fund shares sold	482,833	79,845
Dividends and interest	101,830	5,891
Due from Advisor	-	11,635
Prepaid expenses	18,683	14,225
Total Assets	167,258,822	10,181,854

Liabilities:
Payables:
Fund shares redeemed	26,649	-
Advisory fees	81,797	-
Shareholder servicing fees (Note 8)	8,559	31
Distribution fees (Note 7)	1,480	1,393
Fund administration fees	28,844	15,404
Transfer agent fees and expenses	6,396	6,390
Custody fees	2,937	2,937
Auditing fees	9,576	9,576
Trustees' deferred compensation (Note 3)	3,755	3,512
Chief Compliance Officer fees	1,961	2,020
Trustees' fees and expenses	870	79
Legal fees	115	168
Accrued other expenses	3,788	14
Total Liabilities	176,727	41,524

Net Assets	$167,082,095	$10,140,330

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares)	$101,045,495	$7,729,657
Total distributable earnings	66,036,600	2,410,673
Net Assets	$167,082,095	$10,140,330

Investor Class:
Net assets applicable to shares outstanding	$8,188,603	$7,451,510
Shares of beneficial interest issued and outstanding	330,996	444,383
Net asset value, offering and redemption price per share	$24.74	$16.77

Institutional Class:
Net assets applicable to shares outstanding	$158,893,492	$2,688,820
Shares of beneficial interest issued and outstanding	6,304,543	158,086
Net asset value, offering and redemption price per share	$25.20	$17.01

See accompanying Notes to Financial Statements.

Riverbridge Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended May 31, 2020 (Unaudited)

	Growth Fund	Eco Leaders Fund
Investment income:
Dividends (net of foreign withholdings taxes of $12,501 and $703, respectively)	$486,353	$25,701
Interest	13,552	801
Total investment income	499,905	26,502

Expenses:
Advisory fees	515,914	32,821
Shareholder servicing fees (Note 8)	56,265	3,179
Distribution fees (Note 7)	8,040	6,709
Fund administration fees	80,126	40,837
Transfer agent fees and expenses	16,479	12,878
Custody fees	14,260	8,535
Registration fees	17,500	16,998
Legal fees	10,800	3,817
Auditing fees	9,575	9,576
Shareholder reporting fees	8,965	1,845
Trustees' fees and expenses	5,350	4,244
Chief Compliance Officer fees	4,601	4,574
Miscellaneous	4,000	2,281
Insurance fees	1,608	1,395

Total expenses	753,483	149,689
Advisory fees waived	(85,199)	(32,821)
Other expenses absorbed	—	(75,169)
Net expenses	668,284	41,699
Net investment loss	(168,379)	(15,197)

Realized and Unrealized Gain:
Net realized gain on investments	2,221,433	177,061
Net change in unrealized appreciation/depreciation on investments	15,413,295	938,544
Net realized and unrealized gain	17,634,728	1,115,605

Net increase in Net Assets from Operations	$17,466,349	$1,100,408

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(168,379)	$(245,096)
Net realized gain on investments	2,221,433	1,580,807
Net change in unrealized appreciation/depreciation on investments	15,413,295	15,932,438
Net increase from payments by affiliates (Note 3)	-	45,082
Net increase in net assets resulting from operations	17,466,349	17,313,231

Distributions to Shareholders:
Distributions:
Investor Class	(98,549)	(430,023)
Institutional Class	(1,698,487)	(5,899,424)
Total distributions to shareholders	(1,797,036)	(6,329,447)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,810,346	2,535,738
Institutional Class	49,834,864	32,744,349
Reinvestment of distributions:
Investor Class	94,075	419,438
Institutional Class	1,607,652	5,537,863
Cost of shares redeemed:
Investor Class[1]	(3,493,003)	(2,732,456)
Institutional Class[2]	(31,427,923)	(16,501,803)
Net increase in net assets from capital transactions	20,426,011	22,003,129

Total increase in net assets	36,095,324	32,986,913

Net Assets:
Beginning of period	130,986,771	97,999,858
End of period	$167,082,095	$130,986,771
Capital Share Transactions:
Shares sold:
Investor Class	172,377	123,514
Institutional Class	2,201,258	1,586,619
Shares reinvested:
Investor Class	4,266	24,952
Institutional Class	71,642	324,231
Shares redeemed:
Investor Class	(164,520)	(137,653)
Institutional Class	(1,461,321)	(813,726)
Net increase in capital share transactions	823,702	1,107,937

[1]	Net of redemption fee proceeds of $823 and $7,470, respectively.
[2]	Net of redemption fee proceeds of $18,326 and $351, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2020 (Unaudited)	For the Year Ended November 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(15,197)	$(26,623)
Net realized gain on investments	177,061	212,998
Net change in unrealized appreciation/depreciation on investments	938,544	848,816
Net increase in net assets resulting from operations	1,100,408	1,035,191

Distributions to Shareholders:
Distributions:
Investor Class	(167,623)	(370,001)
Institutional Class	(67,177)	(115,620)
Total distributions to shareholders	(234,800)	(485,621)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,191,566	2,801,129
Institutional Class	900,907	1,236,390
Reinvestment of distributions:
Investor Class	167,092	368,312
Institutional Class	50,851	108,627
Cost of shares redeemed:
Investor Class[1]	(1,150,573)	(2,181,983)
Institutional Class[2]	(921,304)	(177,551)
Net increase in net assets from capital transactions	2,238,539	2,154,924

Total increase in net assets	3,104,147	2,704,494

Net Assets:
Beginning of period	7,036,183	4,331,689
End of period	$10,140,330	$7,036,183
Capital Share Transactions:
Shares sold:
Investor Class	208,504	206,992
Institutional Class	58,701	88,025
Shares reinvested:
Investor Class	11,199	32,167
Institutional Class	3,363	9,380
Shares redeemed:
Investor Class	(77,613)	(158,801)
Institutional Class	(58,671)	(12,146)
Net increase in capital share transactions	145,483	165,617

[1]	Net of redemption fee proceeds of $2,225 and $1,833, respectively.
[2]	Net of redemption fee proceeds of $0 and $168, respectively.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020	For the Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$22.18	$20.55	$17.77	$14.86	$14.63	$13.97
Income from Investment Operations:
Net investment loss[1]	(0.05)	(0.09)	(0.08)	(0.06)	(0.04)	(0.05)
Net realized and unrealized gain	2.92	3.05	2.88	3.46	0.57	1.02
Net increase from payments by affiliates (Note 3)	-	0.01	-	-	-	-
Total from investment operations	2.87	2.97	2.80	3.40	0.53	0.97

Less Distributions:
From net realized gain	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)
Total distributions	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)

Redemption Fee Proceeds[1]	- [2]	0.02	- [2]	- [2]	0.01	- [2]

Net asset value, end of period	$24.74	$22.18	$20.55	$17.77	$14.86	$14.63

Total return[3]	13.13%[4]	16.65%[5]	15.74%	23.59%	3.78%	7.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,189	$7,072	$6,332	$3,910	$3,462	$4,902

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%[6]	1.34%	1.43%	1.48%	1.53%	1.67%
After fees waived and expenses absorbed	1.21%[6]	1.21%[7]	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.61)%[6]	(0.59)%	(0.61)%	(0.60)%	(0.56)%	(0.79)%
After fees waived and expenses absorbed	(0.49)%[6]	(0.46)%	(0.43)%	(0.37)%	(0.28)%	(0.37)%

Portfolio turnover rate	14%[4]	15%	25%	13%	21%	25%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Payments by affiliates had impact of 0.05% to the total return.
[6]	Annualized.
[7]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.

See accompanying Notes to Financial Statements.

Riverbridge Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020	For the Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$22.56	$20.85	$17.98	$15.00	$14.73	$14.04
Income from Investment Operations:
Net investment loss[1]	(0.03)	(0.04)	(0.03)	(0.02)	- [2]	(0.02)
Net realized and unrealized gain	2.98	3.10	2.92	3.49	0.58	1.02
Net increase from payments by affiliates (Note 3)	-	0.01	-	-	-	-
Total from investment operations	2.95	3.07	2.89	3.47	0.58	1.00

Less Distributions:
From net realized gain	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)
Total distributions	(0.31)	(1.36)	(0.02)	(0.49)	(0.31)	(0.31)

Redemption Fee Proceeds[1]	- [2]	- [2]	- [2]	- [2]	-	- [2]

Net asset value, end of period	$25.20	$22.56	$20.85	$17.98	$15.00	$14.73

Total return[3]	13.27%[4]	16.80%[5]	16.06%	23.84%	4.03%	7.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$158,893	$123,915	$91,668	$81,107	$57,698	$47,697

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.08%[6]	1.09%	1.18%	1.23%	1.28%	1.42%
After fees waived and expenses absorbed	0.96%[6]	0.96%[7]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.35)%[6]	(0.34)%	(0.36)%	(0.35)%	(0.31)%	(0.54)%
After fees waived and expenses absorbed	(0.23)%[6]	(0.21)%	(0.18)%	(0.12)%	(0.03)%	(0.12)%

Portfolio turnover rate	14%[4]	15%	25%	13%	21%	25%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Payments by affiliates had impact of 0.05% to the total return.
[6]	Annualized.
[7]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020	For the Year Ended November 30,				For the Period December 31, 2014* through November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.33	$14.83	$13.02	$10.81	$10.42	$10.00
Income from Investment Operations:
Net investment loss	(0.04)	(0.07)	(0.07)	(0.08)	(0.06)	(0.07)
Net realized and unrealized gain	2.01	2.28	1.88	2.40	0.64	0.49
Total from investment operations	1.97	2.21	1.81	2.32	0.58	0.42

Less Distributions:
From net realized gain	(0.54)	(1.72)	-	(0.11)	(0.19)	-
Total distributions	(0.54)	(1.72)	-	(0.11)	(0.19)	-

Redemption Fee Proceeds[1]	0.01	0.01	- [2]	- [2]	-	- [2]

Net asset value, end of period	$16.77	$15.33	$14.83	$13.02	$10.81	$10.42

Total return[3]	13.34%[4]	18.86%	13.90%	21.73%	5.69%	4.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,452	$4,634	$3,292	$619	$284	$214

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	4.17%[5]	4.73%	7.90%	11.24%	12.84%	17.82%[5]
After fees waived and expenses absorbed	1.21%[5]	1.21%[6]	1.20%[7]	1.40%	1.40%	1.40%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.44)%[5]	(4.04)%	(7.19)%	(10.53)%	(12.04)%	(17.13)%[5]
After fees waived and expenses absorbed	(0.48)%[5]	(0.52)%	(0.49)%	(0.69)%	(0.60)%	(0.71)%[5]

Portfolio turnover rate	20%[4]	36%	67%	13%	24%	12%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 1, 2018, the annual operating expense limit is changed to 1.21%.
[7]	Effective December 1, 2017 through December 1, 2018 the Advisor voluntarily agreed to limit its annual operating expenses to 1.20%.

See accompanying Notes to Financial Statements.

Riverbridge Eco Leaders Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended May 31, 2020	For the Year Ended November 30,				For the Period December 31, 2014* through November 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$15.53	$14.97	$13.12	$10.86	$10.45	$10.00
Income from Investment Operations:
Net investment loss	(0.02)	(0.04)	(0.03)	(0.05)	(0.03)	(0.04)
Net realized and unrealized gain	2.04	2.32	1.88	2.42	0.63	0.49
Total from investment operations	2.02	2.28	1.85	2.37	0.60	0.45

Less Distributions:
From net realized gain	(0.54)	(1.72)	-	(0.11)	(0.19)	-
Total distributions	(0.54)	(1.72)	-	(0.11)	(0.19)	-

Redemption Fee Proceeds[1]	-	- [2]	-	-	-	-

Net asset value, end of period	$17.01	$15.53	$14.97	$13.12	$10.86	$10.45

Total return[3]	13.43%[4]	19.11%	14.10%	22.09%	5.87%	4.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,689	$2,402	$1,040	$2,086	$1,599	$1,410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.92%[5]	4.48%	7.65%	10.99%	12.59%	17.57%[5]
After fees waived and expenses absorbed	0.96%[5]	0.96%[6]	0.95%[7]	1.15%	1.15%	1.15%[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(3.19)%[5]	(3.79)%	(6.93)%	(10.28)%	(11.79)%	(16.88)%[5]
After fees waived and expenses absorbed	(0.23)%[5]	(0.27)%	(0.23)%	(0.44)%	(0.35)%	(0.46)%[5]

Portfolio turnover rate	20%[4]	36%	67%	13%	24%	12%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective December 1, 2018, the annual operating expense limit is changed to 0.96%.
[7]	Effective December 1, 2017 through December 1, 2018 the Advisor voluntarily agreed to limit its annual operating expenses to 0.95%.

See accompanying Notes to Financial Statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS

May 31, 2020 (Unaudited)

Note 1 – Organization

Riverbridge Growth Fund (the ‘‘Growth Fund’’), and Riverbridge Eco Leaders Fund (the “Eco Leaders Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Growth Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The Eco Leaders Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2014, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2016-2019, and as of and during the six months ended May 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

(e) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Riverbridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Growth Fund and the Eco Leaders Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.75% and 0.90%, respectively, of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of each Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of each Fund’s Investor Class shares and Institutional Class shares, respectively. This agreement is in effect until March 31, 2021 with respect to Growth Fund and until March 31, 2030 with respect to Eco Leaders Fund. The agreement may be terminated before the applicable date for each Fund by the Board of Trustees.

For the six months ended May 31, 2020, the Advisor waived its advisory fees and absorbed other expenses totaling $85,199 and $107,990 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recover from the Funds fees and/or expenses previously waived and/or absorbed, if the Funds’ expense ratios, including the recovered expenses, fall below the expense limit at which they were waived. Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At May 31, 2020, the amount of these potentially recoverable expenses was $565,115 and $745,551 for the Growth Fund and Eco Leaders Fund, respectively. The Advisor may recapture all or a portion of this amount no later than November 30, of the years stated below:

	Growth Fund	Eco Leaders Fund
2020	$164,870	$216,226
2021	172,781	210,416
2022	142,265	210,919
2023	85,199	107,990
Total	$565,115	$745,551

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended May 31, 2020 are reported on the Statements of Operations.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

For the year ended November 30, 2019, UMBFS reimbursed the Growth Fund $45,082 for losses from an accounting error. This amount is reported on the Fund’s Statements of Changes under the caption “Net increase from payments by affiliates.” This reimbursement had an impact of 0.05% to the Fund’s total return.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2020, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended May 31, 2020, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At May 31, 2020, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Growth Fund	Eco Leaders Fund
Cost of investments	$102,510,194	$7,796,586

Gross unrealized appreciation	$66,640,669	$2,465,873
Gross unrealized depreciation	(2,504,959)	(192,731)

Net unrealized appreciation on investments	$64,135,710	$2,273,142

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

As of November 30, 2019, the components of accumulated earnings/deficit on a tax basis were as follows:

	Growth Fund	Eco Leaders Fund
Undistributed ordinary income	$-	$-
Undistributed long-term capital gains	1,840,239	234,795
Tax accumulated earnings	1,840,239	234,795

Accumulated capital and other losses	(192,123)	(21,311)
Unrealized deferred compensation	(3,244)	(3,017)
Net unrealized appreciation on investments	48,722,415	1,334,598
Total accumulated earnings	$50,367,287	$1,545,065

As of November 30, 2019, the Funds had qualified late-year ordinary losses, which are deferred until fiscal year 2020 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Late-Year Ordinary Losses
Growth Fund	$192,123
Eco Leaders Fund	21,311

The tax character of the distributions paid during the fiscal years ended November 30, 2019 and November 30, 2018, were as follows:

	Growth Fund		Eco Leaders Fund
Distributions paid from:	2019	2018	2019	2018
Ordinary Income	$-	$-	$-	$-
Net long-term capital gains	6,329,447	72,272	485,621	-
Total distributions paid	$6,329,447	$72,272	$485,621	$-

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended May 31, 2020 and the year ended November 30, 2019, redemption fees were as follows:

	Six Months Ended May 31, 2020	Year Ended November 30, 2019
Growth Fund	$19,149	$7,821
Eco Leaders Fund	2,225	2,001

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

Note 6 – Investment Transactions

For the six months ended May 31, 2020, for the Growth Fund and the Eco Leaders Fund, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Growth Fund	$37,662,285	$19,760,340
Eco Leaders Fund	3,258,641	1,470,691

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended May 31, 2020, for the Growth Fund and Eco Leaders Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended May 31, 2020, for the Growth Fund and Eco Leaders Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, each Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2020, in valuing the Funds’ assets carried at fair value:

Growth Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$164,412,078	$-	$-	$164,412,078
Short-Term Investments	2,233,826	-	-	2,233,826
Total Investments	$166,645,904	$-	$-	$166,645,904

Eco Leaders Fund	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$9,848,738	$-	$-	$9,848,738
Short-Term Investments	220,990	-	-	220,990
Total Investments	$10,069,728	$-	$-	$10,069,728

*	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

**	The Funds did not hold any Level 2 or 3 securities at period end.

Note 11 – Events Subsequent to the Fiscal Periods End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Riverbridge Funds

NOTES TO FINANCIAL STATEMENTS - Continued

May 31, 2020 (Unaudited)

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments are not reasonably estimable at this time.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Riverbridge Funds

EXPENSE EXAMPLES

For the Six Months Ended May 31, 2020 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Investor Class only), and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The information in the rows titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Riverbridge Growth Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual Performance	$1,000.00	$1,131.30	$6.44
Hypothetical (5% annual return before expenses)	1,000.00	1,018.95	6.10

Institutional Class	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual Performance	$1,000.00	$1,132.70	$5.11
Hypothetical (5% annual return before expenses)	1,000.00	1,020.21	4.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Riverbridge Funds

EXPENSE EXAMPLES – Continued

For the Six Months Ended May 31, 2020 (Unaudited)

Riverbridge Eco Leaders Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Investor Class	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual Performance	$1,000.00	$1,133.40	$6.44
Hypothetical (5% annual return before expenses)	1,000.00	1,018.96	6.10

Institutional Class	12/1/19	5/31/20	12/1/19 – 5/31/20*
Actual Performance	$1,000.00	$1,134.30	$5.11
Hypothetical (5% annual return before expenses)	1,000.00	1,020.21	4.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 0.96% Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

RIVERBRIDGE FUNDS
Each a series of Investment Managers Series Trust

Investment Advisor
Riverbridge Partners, LLC
1200 IDS Center

80 South Eighth Street

Minneapolis, Minnesota 55402

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Riverbridge Growth Fund – Investor Class	RIVRX	46141P 305
Riverbridge Growth Fund – Institutional Class	RIVBX	46141P 404
Riverbridge Eco Leaders® Fund – Investor Class	ECOLX	46141P 602
Riverbridge Eco Leaders® Fund – Institutional Class	RIVEX	46141P 701

Privacy Principles of the Riverbridge Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or a former shareholder to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Riverbridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 447-4470 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 447-4470 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding Mailings

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 447-4470.

Riverbridge Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 447-4470

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/07/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	8/07/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	8/07/20